Organization and nature of operations (Tables)	12 Months Ended
Dec. 31, 2025
Organization and nature of operations
Schedule of consolidated financial statements include the financial statements of the Company, its subsidiaries, the variable interest entity ("VIE") and VIE's subsidiaries (collectively referred to as the "Group")

These consolidated financial statements include the financial statements of the Company, its subsidiaries, the variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Group”). As of December 31, 2025, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

				% of direct
				or indirect
	Place of	Period of		economic
Name of entities	incorporation	incorporation	Relationship	ownership	Principal activities
Xunlei Network Technologies Limited	British Virgin Islands	February 2011	Subsidiary	100%	Investment holding

Xunlei Network Technologies Limited	Hong Kong	March 2011	Subsidiary	100%	Investment holding

Giganology (Shenzhen) Co., Ltd. (“Giganology Shenzhen”)	PRC	June 2005	Subsidiary	100%	Investment holding

Xunlei Computer (Shenzhen) Co., Ltd. (“Xunlei Computer”)	PRC	November 2011	Subsidiary	100%	Investment holding

Shenzhen Xunlei Networking Technologies Co., Ltd. (“Shenzhen Xunlei”)	People’s Republic of China (“PRC”)	January 2003	VIE	100%	Membership subscription and investment holding

Shenzhen Suqu Network Technology Co., Ltd. (“Shenzhen Suqu”)	PRC	October 2021	VIE	100%	Investment holding

Shenzhen Onething Technologies Co., Ltd. (“Shenzhen Onething”)	PRC	September 2013	VIE’s subsidiary	70 (Note b, 28)%	Cloud computing services

Jiangxi Node Technology Service Co., Ltd. (“Jiangxi Node”)	PRC	July 2020	VIE’s subsidiary	100%	Cloud computing services

Shanghai Kuanghui Network Technology Co., Ltd. (“Shanghai Kuanghui”) (Note 3)	PRC	June 2013	VIE’s subsidiary	100%	Online advertising

Hupu (Shanghai) Information Technology Co., Ltd. (“Hupu Information”)	PRC	September 2021	VIE’s subsidiary	100%	Online advertising

Funi. Pte. Ltd.	Singapore	April 2021	Subsidiary	100%	Live streaming

Fuconnect. Pte. Ltd.	Singapore	February 2022	Subsidiary	100%	Live streaming

Note:

(a)	The English names of the PRC companies represent management’s translation of the Chinese names of these companies as they have not adopted formal English names.
(b)	As of December 31, 2025, the remaining 30% of the equity interest was owned by certain plan participants or share incentive awards holding platforms under the employee share incentive plan, see Note 19 for details.

Schedule of consolidated financial information of VIEs and VIE's subsidiaries

	As of December 31,
(In thousands)	2024	2025
Current assets:
Cash and cash equivalents	42,514	38,892
Short-term investments	14,484	18,229
Accounts receivable, net	27,221	59,970
Amount due from group companies	5,500	3,941
Due from related parties	11,532	12,531
Inventories	1,251	401
Prepayments and other current assets	3,810	6,912
Total current assets	106,312	140,876
Non-current assets:
Long-term investments	6,570	7,104
Property and equipment, net	55,307	54,579
Operating lease assets	450	1,943
Intangible assets, net	4,901	32,722
Deferred tax assets	9,873	8,666
Goodwill	—	39,164
Long-term prepayments and other assets	2,532	2,317
Restricted cash	218	806
Total assets	186,163	288,177
Current liabilities:
Accounts payable	19,330	37,365
Due to related parties	17	8
Amount due to group companies	84,476	83,918
Contract liabilities	36,827	41,662
Income tax payable	6,430	815
Accrued liabilities and other payables	36,342	54,943
Short-term borrowings and current portion of long-term borrowings	2,087	37,209
Lease liabilities, current portion	253	487
Total current liabilities	185,762	256,407
Non‑current liabilities:
Contract liabilities	458	1,624
Deferred tax liabilities	870	5,991
Amount due to group companies	68,901	68,898
Long-term borrowings	27,127	38,413
Lease liabilities	161	1,251
Other long-term payables	480	3,530
Total liabilities	283,759	376,114

	Years ended December 31,
(In thousands)	2023	2024	2025
Inter-company revenues	—	294	2,416
Third-party revenues	330,860	256,150	336,047
Third-party costs of revenues	(177,060)	(113,684)	(161,678)
Inter-company operating expenses	(12,896)	(12,695)	(11,558)
Third-party operating expenses	(139,613)	(146,261)	(161,111)
Net income/(loss) attributable to Xunlei Limited	6,995	(8,532)	7,658

	Years ended December 31,
(In thousands)	2023	2024	2025
Purchases of goods and services from group companies	—	—	(29,486)
Sales of goods and services to group companies	217	504	2,913
Other operating activities with external parties	27,634	29,803	28,942
Net cash generated from operating activities	27,851	30,307	2,369
Repayment of loans from group companies	—	342	—
Other investing activities with external parties	(21,985)	(10,433)	(70,526)
Net cash used in investing activities	(21,985)	(10,091)	(70,526)
Loans from group companies	437	7,003	60,248
Repayment of loans to group companies	(19,285)	(28,028)	(42,164)
Other financing activities with external parties	(8,837)	6,768	46,431
Net cash (used in)/generated financing activities	(27,685)	(14,257)	64,515